UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21290

NEIMAN FUNDS

(Exact name of registrant as specified in charter)

6631 Main Street

Williamsville, NY                              14221

(Address of principal executive offices)                        (Zip code)

Harvey Neiman

Neiman Funds

6631 Main Street

Williamsville, NY 14221

(Name and address of agent for service)

Registrant’s telephone number, including area code: (716) 633-1515

Date of fiscal year end: March 31

Date of reporting period: December 31, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedules of Investments.

Neiman Large Cap Value Fund
		Schedule of Investments
	December 31, 2010 (Unaudited)
Shares/Principal Amount		Fair Value	% of Net Assets

COMMON STOCKS

Accident & Health Insurance
6,000	AFLAC Inc. +	$ 338,580	1.84%

Agriculture Chemicals
5,000	Mosaic Co. +	381,800	2.07%

Aircraft Engines & Engine Parts
5,000	United Technologies Corp. +	393,600	2.14%

Canned, Frozen & Preserved Fruit, Veg & Food Specialties
8,000	HJ Heinz Co. +	395,680	2.15%

Crude Petroleum & Natural Gas
3,000	Apache Corp. +	357,690
4,000	Noble Energy, Inc. +	344,320
4,500	Occidental Petroleum Corporation +	441,450
		1,143,460	6.21%

Electric Services
9,000	American Electric Power Co. Inc. +	323,820
10,000	Southern Co. +	382,300
		706,120	3.84%

Electronic & Other Electrical Equipment (No Computer Equipment)
6,500	Emerson Electric Co. +	371,605	2.02%

Fats & Oils
13,000	Archer Daniels Midland Co. +	391,040	2.12%

Fire, Marine & Casualty Insurance
4,000	ACE Limited + (Switzerland)	249,000
6,000	The Chubb Corporation +	357,840
6,000	The Travelers Companies, Inc. +	334,260
		941,100	5.11%

Food and Kindred Products
9,000	Kraft Foods Inc. +	283,590	1.54%

Gas & Other Services Combined
8,000	Sempra Energy +	419,840	2.28%

Gold & Sliver Ores
7,000	Newmont Mining Corporation +	430,010	2.34%

Hospitals & Medical Service Plans
9,000	Aetna Inc. +	274,590
10,000	UnitedHealth Group, Inc. +	361,100
		635,690	3.45%

Investment Advice
6,000	Ameriprise Financial, Inc. +	345,300	1.88%

Life Insurance
4,000	Prudential Financial, Inc. +	234,840	1.28%

Men's & Boy's Furnishings, Work Clothing & Allied Garment
4,000	VF Corp. +	344,720	1.87%

Oil & Gas Field Machinery & Equipment
7,000	Baker Hughes Inc. +	400,190
6,000	National Oilwell Varco, Incorporated +	403,500
		803,690	4.37%

Oil, Gas Field Services, NBC
6,000	Schlumberger Limited +	501,000	2.72%

Petroleum Refining
6,000	Chevron Corp. +	547,500
6,000	Murphy Oil Corporation +	447,300
10,000	Suncor Energy Inc. + (Canada)	382,900
		1,377,700	7.48%

Radio & TV Broadcasting & Communications Equipment
5,000	QUALCOMM, Inc. +	247,450	1.34%

Railroads, Line-Haul Operating
5,000	Canadian National Railway Company + (Canada)	332,350
5,000	Norfolk Southern Corp. +	314,100
3,500	Union Pacific Corporation +	324,310
		970,760	5.27%

Retail - Department Stores
10,000	J. C. Penney Company, Inc. +	323,100	1.76%

Retail - Eating Places
6,000	McDonald's Corp. +	460,560	2.50%

Retail - Variety Stores
7,500	Costco Wholesale Corp. +	541,575
7,000	Wal-Mart Stores Inc. +	377,510
		919,085	4.99%

Rubber & Plastic Footwear
6,000	Nike Inc. +	512,520	2.78%

Search, Detection, Navigation, Guidance, Aeronautical Systems
8,500	Raytheon Company +	393,890	2.14%

Soap, Detergent, Cleaning Preparations, Perfumes, Cosmetics
6,000	Procter & Gamble Co. +	385,980	2.10%

Surgical & Medical Instruments & Apparatus
3,000	Becton, Dickinson and Co. +	253,560	1.38%

Tobacco Products
9,000	Altria Group Inc. +	221,580
4,000	Philip Morris International, Inc. +	234,120
		455,700	2.49%

Wholesale-Drugs Properties & Druggists' Sundries
5,000	McKesson Corporation +	351,900	1.91%

Total for Common Stocks (Cost $12,756,962)		15,713,870	85.37%

Money Market Funds
2,926,758	Fidelity Money Market Portfolio Class Select 0.17% **	2,926,758
Total for Money Market Funds (Cost $2,926,758)		2,926,758	15.90%

	Total Investments	18,640,628	101.27%
	(Cost $15,683,720)

	Liabilities In Excess of Other Assets	(233,210)	-1.27%

	Net Assets	$ 18,407,417	100.00%

Neiman Large Cap Value Fund
	Schedule of Written Options
	December 31, 2010 (Unaudited)
Underlying Security	Shares Subject	Fair Value
Expiration Date/Exercise Price	to Call

ACE Limited *
May 2011 Calls @ 65.00	2,000	$ 4,000

Aetna Inc. *
January 2011 Calls @ 32.00	2,000	280
April 2011 Calls @ 34.00	2,000	1,140
		1,420

AFLAC Inc. *
January 2011 Calls @ 60.00	1,000	190
May 2011 Calls @ 65.00	1,000	960
		1,150

Altria Group Inc. *
June 2011 Calls @ 26.00	2,000	820

American Electric Power Co. Inc. *
January 2011 Calls @ 37.00	2,000	100
May 2011 Calls @ 38.00	2,000	900
		1,000

Ameriprise Financial, Inc. *
March 2011 Calls @ 60.00	1,000	2,020
June 2011 Calls @ 65.00	1,000	1,800
		3,820

Apache Corp. *
January 2011 Calls @ 110.00	1,000	9,720

Archer Daniels Midland Co. *
March 2011 Calls @ 33.00	2,000	980
June 2011 Calls @ 33.00	3,000	3,360
		4,340

Baker Hughes Inc. *
January 2011 Calls @ 45.00	1,000	11,900
April 2011 Calls @ 65.00	2,000	2,380
		14,280

Becton, Dickinson and Co. *
June 2011 Calls @ 90.00	1,000	2,050

Canadian National Railway Company *
January 2011 Calls @ 70.00	1,000	150
April 2011 Calls @ 70.00	1,000	1,600
		1,750

Chevron Corp. *
March 2011 Calls @ 95.00	2,000	3,000

The Chubb Corporation *
January 2011 Calls @ 60.00	1,500	1,260

Costco Wholesale Corp. *
January 2011 Calls @ 65.00	1,000	7,490
April 2011 Calls @ 75.00	1,000	1,810
July 2011 Calls @ 80.00	1,000	1,330
		10,630

Emerson Electric Co. *
January 2011 Calls @ 55.00	1,000	2,600
March 2011 Calls @ 60.00	1,000	1,100
June 2011 Calls @ 65.00	1,000	900
		4,600

HJ Heinz Co. *
March 2011 Calls @ 50.00	3,000	3,480

J. C. Penney Company, Inc. *
January 2011 Calls @ 27.00	2,000	10,800
May 2011 Calls @ 36.00	2,000	3,260
		14,060

Kraft Foods Inc. *
June 2011 Calls @ 33.00	2,000	1,620

McDonald's Corp. *
January 2011 Calls @ 75.00	1,000	2,230
June 2011 Calls @ 80.00	1,000	1,880
		4,110

McKesson Corporation *
January 2011 Calls @ 65.00	1,000	5,600
May 2011 Calls @ 75.00	1,000	2,150
		7,750

Mosaic Co. *
March 2011 Calls @ 80.00	1,000	4,150
June 2011 Calls @ 80.00	1,000	6,650
		10,800

Murphy Oil Corporation *
January 2011 Calls @ 65.00	1,000	10,220
Arpil 2011 Calls @ 80.00	2,000	4,300
		14,520

National Oilwell Varco, Incorporated *
January 2011 Calls @ 45.00	1,000	22,500
May 2011 Calls @ 75.00	1,000	2,780
		25,280

Newmont Mining Corporation *
March 2011 Calls @ 65.00	1,000	1,940
June 2011 Calls @ 65.00	1,000	3,600
		5,540

Nike Inc. *
January 2011 Calls @ 80.00	1,000	5,800
April 2011 Calls @ 90.00	2,000	4,020
		9,820

Noble Energy, Inc. *
May 2011 Calls @ 95.00	1,000	3,080

Norfolk Southern Corp. *
March 2011 Calls @ 65.00	1,000	1,750
June 2011 Calls @ 65.00	1,000	3,200
		4,950

Occidental Petroleum Corporation *
January 2011 Calls @ 90.00	1,000	8,670
May 2011 Calls @ 110.00	1,000	2,280
		10,950

Philip Morris International, Inc. *
March 2011 Calls @ 60.00	1,000	1,350

Procter & Gamble Co. *
April 2011 Calls @ 67.50	2,000	1,240

Prudential Financial, Inc. *
March 2011 Calls @ 65.00	1,000	1,020
June 2011 Calls @ 70.00	1,000	1,210
		2,230

QUALCOMM, Inc. *
April 2011 Calls @ 52.50	2,000	2,820

Raytheon Company *
January 2011 Calls @ 50.00	1,000	10
May 2011 Calls @ 47.00	3,000	5,100
		5,110

Schlumberger Limited *
May 2011 Calls @ 90.00	2,000	7,060

Sempra Energy *
January 2011 Calls @ 55.00	1,000	150
April 2011 Calls @ 55.00	2,000	1,900
		2,050

Southern Co. *
January 2011 Calls @ 39.00	2,000	180
May 2011 Calls @ 40.00	3,000	1,020
		1,200

Suncor Energy Inc. *
March 2011 Calls @ 40.00	3,000	4,380

The Travelers Companies, Inc. *
January 2011 Calls @ 55.00	2,000	2,500
April 2011 Calls @ 60.00	1,000	600
		3,100

Union Pacific Corporation
May 2011 Calls @ 100.00	1,000	2,900

UnitedHealth Group, Inc. *
January 2011 Calls @ 38.00	1,000	250
March 2011 Calls @ 40.00	1,000	470
June 2011 Calls @ 40.00	2,000	2,360
		3,080

United Technologies Corp. *
May 2011 Calls @ 85.00	1,000	1,430

VF Corp. *
May 2011 Calls @ 95.00	1,000	1,950

Wal-Mart Stores Inc. *
January 2011 Calls @ 55.00	1,000	270
March 2011 Calls @ 55.00	3,000	2,790
		3,060

Total (Premiums Received $154,069)		$ 222,760

* Non-Income Producing Security.
** Variable Rate Security: The Yield Rate shown represents the rate at December 31, 2010.
+ Portion or all of the security is pledged as collateral for call options written.

See accompanying notes to Schedules of Investments

Neiman Balanced Allocation Fund
	Schedule of Investments
	December 31, 2010 (Unaudited)
Shares/Principal Amount		Fair Value	% of Net Assets

Mutual Funds
31,669	Amana Growth Fund *	$ 782,855
18,132	Champlain Small Company Fund *	264,372
22,999	Eaton Vance Floating-Rate Fund Class I *	206,074
56,031	Eaton Vance Global Macro Absolute Return Fund Class I	575,437
8,188	Eaton Vance Greater India Fund Class I *	232,208
7,648	Fidelity Advisor Leveraged Company Stock Fund - Class I	266,006
19,241	Forester Value Fund - Class I	236,092
14,451	Intrepid Small Cap Value Fund - Institutional Class *	236,860
10,908	Janus Overseas Fund - Class I	553,134
11,075	Janus Perkins Mid Cap Value Fund - Class I	249,968
12,805	John Hancock Large Cap Equity Fund - Class I	343,694
41,248	Loomis Sayles High Income Fund - Class Y	203,767
129	Matthews China Fund	3,777
40,890	Neiman Large Cap Value Fund ++	863,595
69,022	Oppenheimer International Bond Fund - Class Y	452,782
50,383	PIMCO Total Return Fund - Institutional Class	546,658
Total for Mutual Funds (Cost $5,775,630)		6,017,278	99.10%

Money Market Funds
17,238	Fidelity Money Market Portfolio Class Select 0.17% **	17,238
Total for Money Market Funds (Cost $17,238)		17,238	0.28%

	Total Investments	6,034,516	99.38%
	(Cost $5,792,868)

	Other Assets in Excess of Liabilities	37,545	0.62%

	Net Assets	$ 6,072,061	100.00%

* Non-Income Producing Security.
** Variable Rate Security: The Yield Rate shown represents the rate at December 31, 2010.
++ Affiliated Fund.

See accompanying notes to Schedules of Investments

NOTES TO FINANCIAL STATEMENTS

NEIMAN FUNDS

(Unaudited)

1. SECURITY TRANSACTIONS

For federal income tax purposes, at December 31, 2010 the cost of securities on a tax basis and the composition of gross unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) were as follows:

                                                                                                                                                                   Neiman Large Cap Fund         Neiman Balanced Allocation Fund

Cost of Investments

$15,683,720

                                                   $5,792,868

Premiums Received from Option Written                                      $154,069

            $0

Gross Unrealized Appreciation

                                                                                                                      $3,020,468                                     $291,501

Gross Unrealized Depreciation

                 ($132,251)

                                         ($49,853)

Net Unrealized Appreciation

   (Depreciation) on Investments

                      $2,888,217                                     $241,648

2. SIGNIFICANT ACCOUNTING POLICIES:

SECURITY VALUATION:

All investments in securities are recorded at their estimated fair value, as described in note 3.

OPTION WRITING:

When the Neiman Large Cap Value Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Neiman Large Cap Value Fund on the expiration date as realized gains from options written. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Neiman Large Cap Value Fund has realized a gain or a loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Neiman Large Cap Value Fund. The Neiman Large Cap Value Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

FEDERAL INCOME TAXES:

The Funds’ policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required. It is the Funds’ policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code. This Internal Revenue Code requirement may cause an excess of distributions over the book year-end accumulated income. In addition, it is the Funds’ policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

The Funds recognize the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2007–2009), or expected to be taken in the Funds’ 2010 tax returns. The Funds identify their major tax jurisdictions as U.S. Federal and State tax authorities; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

DISTRIBUTIONS TO SHAREHOLDERS:

Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

USE OF ESTIMATES:

The preparation of financial statements in conformity with accounting principles generally accepted in the United States (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

OTHER:

The Funds record security transactions based on a trade date. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Discounts and premiums on securities purchases are amortized over the lives of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

3.) SECURITIES VALUATIONS

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 - Inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuating the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FAIR VALUE MEASUREMENTS

A description of the valuation techniques applied to the Funds major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stock including exchange traded funds). Equity securities that are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a long security is valued at its last bid price except when, in the Adviser's opinion, the last bid price does not accurately reflect the current value of the long security. To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in level 1 of the fair value hierarchy. When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees (the “Trustees”) and are categorized in level 2 or level 3, when appropriate.

Money market funds. Money market securities are valued at a net asset value of $1.00 and are classified in level 1 of the fair value hierarchy.

Short positions (including options written). Short positions that are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. To the extent these short positions are actively traded and valuation adjustments are not applied, they are classified in level 1 of the fair value hierarchy. Lacking a last sale price, a short position, including a written option, is valued at its last ask price except when, in the Adviser’s opinion, the last ask price does not accurately reflect the current value of the short position. When an ask price is used for valuation or when the security is not actively traded, those securities are generally categorized in level 2 of the fair value hierarchy.

Fixed income securities. Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Trustees. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Trustees have determined will represent fair value.

In accordance with the Trust's good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. There is no single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

The following tables summarize the inputs used to value the Funds’ assets and liabilities measured at fair value as of December 31, 2010:

Neiman Large Cap Fund:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$15,713,870	$0	$0	$15,713,870
Money Market Funds	$2,926,758	$0	$0	$2,926,758
Total	$18,640,628	$0	$0	$18,640,628

Valuation Inputs of Liabilities	Level 1	Level 2	Level 3	Total
Written Options	$0	$222,760	$0	$222,760
Total	$0	$222,760	$0	$222,760

Neiman Balanced Allocation Fund:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Mutual Funds	$6,017,278	$0	$0	$6,017,278
Money Market Funds	$17,238	$0	$0	$17,238
Total	$6,034,516	$0	$0	$6,034,516

Refer to the Funds Schedules of Investments for a listing of securities by industry. The Funds did not hold any Level 3 assets during the three month period ended December 31, 2010. There were no transfers into or out of level 1 or level 2 during the period ended December 31, 2010. It is the Funds’ policy to consider transfers into or out of level 1 and level 2 as of the reporting period.

4. WRITTEN OPTIONS

As of December 31, 2010, Neiman Large Cap Value Fund portfolio securities valued at $5,923,450 were held by the Fund as collateral for options written by the Fund.

Transactions in written options during the three months ended December 31, 2010 were as follows:

Number of

Premiums

Contracts

Received

Options outstanding at September 30, 2010

                643

                           $95,731

Options written

    780

             $116,016

Options expired

   (258)

              ($44,688)

Options exercised

     (70)

                ($9,741)

Options Terminated                                                                                     (40)                 ($3,249)

Options outstanding at December 31, 2010                                                1,055                $154,069

The locations on the statement of assets and liabilities of the Neiman Large Cap Value Fund's derivative positions, which are not accounted for as hedging instruments under GAAP, are as follows:

                                    Liability

                                              Derivatives

Call options written                  ($222,760)

Realized and unrealized gains and losses on derivatives contracts entered into during the three month period ended December 31, 2010 by the Neiman Large Cap Value Fund are recorded in the following locations in the Statement of Operations:

                                                               Realized                                                   Unrealized

                                   Location             Gain/(Loss)                  Location

                              Gain/(Loss)

Equity contracts       Realized Gain                                   Change In Unrealized

                           (Loss) on Options          $10,197       Appreciation/(Depreciation)       ($41,615)

                                    Written                                           on Options Written

The selling of covered call options may tend to reduce volatility of the Neiman Large Cap Value Fund because the premiums received from selling the options will reduce any losses on the underlying securities, but only by the amount of the premiums. However, selling the options may also limit the Neiman Large Cap Value Fund’s gain on the underlying securities. Written call options expose the Neiman Large Cap Value Fund to minimal counterparty risk since they are exchange-traded and the exchange’s clearing house guarantees the options against default.

Item 2. Controls and Procedures.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NEIMAN FUNDS

By: /s/ Harvey Neiman

      Harvey Neiman

      President

Date:                2-28-2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Harvey Neiman

     Harvey Neiman

      President

Date:                2-28-2011

By: /s/ Daniel Neiman

      Daniel Neiman

      Chief Financial Officer

Date:                2/24/11